Equity - Schedule of Reconciliation of Shareholders' Equity Movement (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Number of Shares
Share capital, beginning (in shares)	79,119,572	78,269,952
Issue of shares on vesting of RSUs (in shares)	0	760,439
Issue of shares on exercise of warrants (in shares)	100	0
Cancellation of shares (in shares)	(2,500)	0
Issuance of ordinary shares in connection with registered direct offering (in shares)	4,411,764	0
Issue of shares to debenture holders (in shares)	255,369	89,181
Total transactions with shareholders (in shares)	4,664,733	849,620
Share capital, ending (in shares)	83,784,305	79,119,572
$
As at Janaury 1	$ 7,913	$ 7,828
Issue of shares on vesting of RSUs	0	76
Issue of shares on exercise of warrants	0	0
Cancellation of shares	0	0
Issuance of ordinary shares in connection with the 2025 Offering	441	0
Issue of shares to debenture holders	26	9
Total transactions with shareholders	467	85
As at December 31	$ 8,380	$ 7,913